Subsequent Events (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Jun. 01, 2026	May 20, 2026	Mar. 31, 2025
Subsequent Events [Line Items]
Number of shares issued	2,439			94
ELOC [Member]
Subsequent Events [Line Items]
Number of shares issued	1,517,163
Gross proceeds (in Dollars)	$ 16,918,293
Subsequent Events [Member] | RSUs [Member]
Subsequent Events [Line Items]
Number of exercised shares			3,888
Number of shares issued		141,552